25. OTHER ACCOUNTS RECEIVABLE (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Allowances, beginning	$ (1.5)
Allowances, ending	0.0	$ (1.5)
Other accounts receivable
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Allowances, beginning	(1.5)	(2.1)
Creation	0.0	(1.3)
Utilized	1.5	1.9
Allowances, ending	$ 0.0	$ (1.5)